Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Significant Accounting Policies [Line Items]
Sales level from major customers	3.00%
Non-current deferred income taxes	$ 319,586	$ 571,039
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40 years
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	7 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	10 years
Vehicles and Office Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	3 years
Vehicles and Office Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	8 years
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	46